EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share
Schedule of computation of basic and diluted earning (loss) per share

	Years ended December 31,
	2012	2013	2014
	Ordinary shares	Ordinary shares	Class A ordinary shares	Class A ordinary shares	Class B ordinary shares	Class B ordinary shares
	RMB	RMB	RMB	US$	RMB	US$

Earnings per share-basic
Numerator:
Net income attributable to Cheetah Mobile Inc.	9,844	62,018	6,567	1,058	61,374	9,832
Allocation of net income attributable to Series A Preferred Shareholders	(997)	(5,807)	—	—	(1,879)	(303)
Allocation of net income attributable to Series B Preferred Shareholders	—	(3,521)	—	—	(2,247)	(362)
Allocation of net income attributable to ordinary shareholders	8,847	52,690	6,567	1,058	57,248	9,227
Denominator:
Weighted average number of ordinary shares outstanding	908,457,367	929,119,153	124,564,984	124,564,984	1,085,936,036	1,085,936,036
Earnings per share—basic	0.0097	0.0567	0.0527	0.0085	0.0527	0.0085

	Years ended December 31,
	2012	2013	2014
	Ordinary shares	Ordinary Shares	Class A ordinary shares	Class A ordinary shares	Class B ordinary shares	Class B ordinary shares
	RMB	RMB	RMB	US$	RMB	US$

Earnings per share—diluted
Numerator:
Allocation of net income attributable to ordinary shareholders	8,847	52,690	6,771	1,091	57,044	9,194
Reallocation of net income attributable to ordinary shareholders as a result of conversion of Series A Preferred Shares to ordinary shares	997	5,807	—	—	1,879	303
Reallocation of net income attributable to ordinary shareholders as a result of conversion of Series B Preferred Shares to ordinary shares	—	3,521	—	—	2,247	362
Change in share-based compensation expense due to remeasurement of the redemption right granted to employees	—	(887)	—	—	—	—
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares	—	—	61,170	9,859	—	—
Net income attributable to ordinary shareholders	9,844	61,131	67,941	10,950	61,170	9,859
Denominator:
Weighted average ordinary shares outstanding	908,457,367	929,119,153	124,564,984	124,564,984	1,085,936,036	1,085,936,036
Conversion of Series A Preferred Shares to ordinary shares	102,409,639	102,409,639	—	—	35,632,943	35,632,943
Conversion of Series B Preferred Shares to ordinary shares	—	62,086,776	—	—	42,621,733	42,621,733
Dilutive effect of Restricted Shares	36,115,199	42,367,385	—	—	43,813,545	43,813,545
Dilutive effect of restricted shares with an option feature	—	—	9,163,216	9,163,216	—	—
Conversion of Class B into Class A ordinary shares	—	—	1,208,004,257	1,208,004,257	—	—
Denominator used for earnings per share	1,046,982,205	1,135,982,953	1,341,732,457	1,341,732,457	1,208,004,257	1,208,004,257
Earnings per share—diluted	0.0094	0.0538	0.0506	0.0082	0.0506	0.0082
Earnings per ADS:
Denominator used for earnings per ADS—basic	90,845,737	92,911,915	12,456,498	12,456,498
Denominator used for earnings per ADS—diluted	104,698,221	113,598,295	134,173,246	134,173,246
Earnings per ADS—basic	0.0974	0.5671	0.5272	0.0850
Earnings per ADS—diluted	0.0940	0.5381	0.5064	0.0816